Other Receivables (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Other Receivables
Net working capital adjustments receivable from acquisitions	$ 341
Other receivables	18,762	$ 16,931
Total	$ 19,103	$ 16,931